Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005519
Average Annual Return [Line Items]
Average Annual Return, Percent	6.04%	0.43%		2.45%
Without Sales Load [Member] | C000166313
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	0.61%		2.61%
Without Sales Load [Member] | C000225817
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	1.00%	0.97%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%		1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	0.17%	0.12%
Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	0.63%		2.81%
Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	0.63%		2.81%
Bloomberg U.S. Corporate Investment Grade Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.09%	0.63%	0.62%